Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Sep. 14, 2020	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table – Fiscal Year 2023

Year(1,2)	Summary Compensation Table Total for PEO (Rendle)	Compensation Actually Paid(3) to PEO (Rendle)	Summary Compensation Table Total for PEO (Dorer)	Compensation Actually Paid(3) to PEO (Dorer)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid(3) to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on:
							Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	Net Income ($M)	Economic Profit(6) ($M)
FY23	11,649,650	19,409,637	—	—	4,049,242	5,532,135	78.61	125.81	161	397
FY22	8,534,808	7,087,568	—	—	3,199,457	2,503,718	67.49	118.44	471	282
FY21	7,899,309	4,551,818	3,366,210	-1,467,203	3,354,685	1,964,538	83.75	112.34	719	672

Company Selected Measure Name			Economic Profit
Named Executive Officers, Footnote [Text Block]			Ms. Rendle was PEO for the entirety of fiscal years 2023 and 2022. Ms. Rendle succeeded Mr. Dorer as PEO on September 14, 2020; each was a PEO for part of fiscal year 2021.Non-PEO NEOs were Messrs. Jacobsen and Reynolds and Mses. Grier and Marriner for fiscal year 2023; Messrs. Jacobsen and Reynolds and Mses. Marriner and Rebecca Dunphey for fiscal year 2022; and Messrs. Jacobsen, Reynolds, and Tony Matta and Ms. Marriner for fiscal year 2021.
Peer Group Issuers, Footnote [Text Block]			The peer group represents a composite index composed of the Standard & Poor’s Household Products Index and the Standard & Poor’s Housewares & Specialties Index, which is used by Clorox for purposes of compliance with Item 201(e) of Regulation S-K. Peer group TSR is calculated in accordance with Item 201(e) of Regulation S-K, as modified by the PVP rules.
Adjustment To PEO Compensation, Footnote [Text Block]
	SCT Total Compensation	Value of Pension Benefits from SCT	Value of Equity from SCT	Value of Pension Benefits per CAP Definition(1)	Fair Value of Equity Granted During the Fiscal Year	Fair Value of Equity Forfeited During the Fiscal Year	Change in Fair Value of Unvested Equity(2)	Change in Fair Value of Equity Vested During the Fiscal Year(2)	Value of Dividends Accrued or Paid on Stock Awards(3)	CAP
PEO (Rendle)
FY23	11,649,650	-1,293	-6,999,700	—	13,043,389	—	1,264,886	-39,637	492,341	19,409,637
FY22	8,534,808	-1,098	-6,149,804	-6,321	6,410,785	—	-1,526,595	-395,494	221,287	7,087,568
FY21	7,899,309	-833	-4,999,933	—	3,447,150	—	-1,746,565	-176,841	129,531	4,551,818
PEO (Dorer)
FY21	3,366,210	—	-499,943	—	423,508	-2,444,751	141,924	-5,150,182	251,279	-1,467,203
Average of Non-PEO NEOs
FY23	4,049,242	-2,230	-1,949,830	—	2,934,644	—	365,472	-3,378	138,215	5,532,135
FY22	3,199,457	-461	-2,024,840	-11,336	2,117,397	—	-600,710	-235,939	60,151	2,503,718
FY21	3,354,685	-2,417	-1,875,338	—	1,358,936	—	-889,755	-42,468	60,895	1,964,538

(1)	Over the last three fiscal years, service cost has been zero and there has been only one prior service credit for The Clorox Company Pension Plan. The prior service credit represents the decrease in the benefit obligation measured as of June 30, 2022 relating to the change in the plan’s cash balance interest crediting rate and annuity conversion following the plan’s termination effective September 30, 2022.
(2)	The change in fair values for unvested stock and option awards were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes. The fair values of RSUs were determined based on the closing price of Clorox common stock on the measurement dates. Prior to the final measurement date, the fair values of unvested PSUs were determined based on the probable outcome of performance-based vesting conditions and the closing price of Clorox common stock on each measurement date. On the final measurement date, the fair value of PSUs was determined based on the approved payout factor and the closing price of Clorox common stock on that date. The fair values of stock options were determined using a Black-Scholes option pricing model with corresponding assumptions (risk-free interest rate, dividend yield, expected volatility factor, and expected option life) as of the measurement dates.

(3)	These amounts represent the dollar value of any dividends or other earnings accrued or paid on stock awards during the applicable fiscal year, or prior to the vesting date for awards vested during the fiscal year, not otherwise reflected in the fair value of such awards or included in any other component of total compensation for the applicable fiscal year.

Non-PEO NEO Average Total Compensation Amount			$ 4,049,242	$ 3,199,457	$ 3,354,685
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,532,135	2,503,718	1,964,538
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
	SCT Total Compensation	Value of Pension Benefits from SCT	Value of Equity from SCT	Value of Pension Benefits per CAP Definition(1)	Fair Value of Equity Granted During the Fiscal Year	Fair Value of Equity Forfeited During the Fiscal Year	Change in Fair Value of Unvested Equity(2)	Change in Fair Value of Equity Vested During the Fiscal Year(2)	Value of Dividends Accrued or Paid on Stock Awards(3)	CAP
PEO (Rendle)
FY23	11,649,650	-1,293	-6,999,700	—	13,043,389	—	1,264,886	-39,637	492,341	19,409,637
FY22	8,534,808	-1,098	-6,149,804	-6,321	6,410,785	—	-1,526,595	-395,494	221,287	7,087,568
FY21	7,899,309	-833	-4,999,933	—	3,447,150	—	-1,746,565	-176,841	129,531	4,551,818
PEO (Dorer)
FY21	3,366,210	—	-499,943	—	423,508	-2,444,751	141,924	-5,150,182	251,279	-1,467,203
Average of Non-PEO NEOs
FY23	4,049,242	-2,230	-1,949,830	—	2,934,644	—	365,472	-3,378	138,215	5,532,135
FY22	3,199,457	-461	-2,024,840	-11,336	2,117,397	—	-600,710	-235,939	60,151	2,503,718
FY21	3,354,685	-2,417	-1,875,338	—	1,358,936	—	-889,755	-42,468	60,895	1,964,538

(1)	Over the last three fiscal years, service cost has been zero and there has been only one prior service credit for The Clorox Company Pension Plan. The prior service credit represents the decrease in the benefit obligation measured as of June 30, 2022 relating to the change in the plan’s cash balance interest crediting rate and annuity conversion following the plan’s termination effective September 30, 2022.
(2)	The change in fair values for unvested stock and option awards were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes. The fair values of RSUs were determined based on the closing price of Clorox common stock on the measurement dates. Prior to the final measurement date, the fair values of unvested PSUs were determined based on the probable outcome of performance-based vesting conditions and the closing price of Clorox common stock on each measurement date. On the final measurement date, the fair value of PSUs was determined based on the approved payout factor and the closing price of Clorox common stock on that date. The fair values of stock options were determined using a Black-Scholes option pricing model with corresponding assumptions (risk-free interest rate, dividend yield, expected volatility factor, and expected option life) as of the measurement dates.

(3)	These amounts represent the dollar value of any dividends or other earnings accrued or paid on stock awards during the applicable fiscal year, or prior to the vesting date for awards vested during the fiscal year, not otherwise reflected in the fair value of such awards or included in any other component of total compensation for the applicable fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between CAP and TSR

The charts below reflect the relationship between the PEO and Average NEO CAP, Clorox TSR, and TSR for our peer group. We do not use TSR as a metric in our incentive plans. However, our PSU metric—growth in EP during a three-year performance period—is a key driver of changes in shareholder value and a principal determinant of TSR.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between CAP and Net Income (GAAP)

The charts below reflect the relationship between the PEO and Average NEO CAP and Clorox’s GAAP net income. We do not use net income as a metric in our incentive plans.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between CAP and Economic Profit (our Company-Selected Measure)

The charts below reflect the relationship between the PEO and Average NEO CAP and EP. We consider EP to be the most important financial measure linking pay to performance in fiscal year 2023 because awards under our long-term incentive plan are the largest component of NEO compensation, PSUs make up 60% of long-term incentive plan awards, and EP is the basis of our PSU measure (growth in EP). EP is a measure we commonly evaluate and communicate as a key indication of our business performance and is substantially correlated with our stock price performance, and therefore to CAP. Unlike our PSU measure, EP is a single-year measure, meeting the SEC’s rules for the PVP table.

Total Shareholder Return Amount			$ 78.61	67.49	83.75
Peer Group Total Shareholder Return Amount			125.81	118.44	112.34
Net Income (Loss) Attributable to Parent			$ 161,000,000	$ 471,000,000	$ 719,000,000
Company Selected Measure Amount			397,000,000	282,000,000	672,000,000
PEO Name	Mr. Dorer	Ms. Rendle	Ms. Rendle	Ms. Rendle
Value of Pension Benefits from SCT [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (2,230)	$ (461)	$ (2,417)
Value of Equity from SCT [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,949,830)	(2,024,840)	(1,875,338)
Value of Pension Benefits per CAP Definition [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(11,336)
Fair Value of Equity Granted [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,934,644	2,117,397	1,358,936
Fair Value of Equity Forfeited [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Change in Fair Value of Unvested Equity [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			365,472	(600,710)	(889,755)
Change in Fair Value of Equity Vested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,378)	(235,939)	(42,468)
Value of Dividends Accrued or Paid on Stock Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 138,215	60,151	60,895
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]			The SEC requires disclosure of a company-selected measure, representing the most important financial measure linking CAP for the current fiscal year to company performance. The company-selected measure for fiscal year 2023 is Economic Profit, a non-GAAP financial measure. Refer to pg A-79 of Appendix A for a reconciliation to the most directly comparable GAAP financial measure.
Rendle [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 11,649,650	8,534,808	7,899,309
PEO Actually Paid Compensation Amount			19,409,637	7,087,568	4,551,818
Rendle [Member] | Value of Pension Benefits from SCT [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,293)	(1,098)	(833)
Rendle [Member] | Value of Equity from SCT [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,999,700)	(6,149,804)	(4,999,933)
Rendle [Member] | Value of Pension Benefits per CAP Definition [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(6,321)
Rendle [Member] | Fair Value of Equity Granted [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			13,043,389	6,410,785	3,447,150
Rendle [Member] | Fair Value of Equity Forfeited [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Rendle [Member] | Change in Fair Value of Unvested Equity [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,264,886	(1,526,595)	(1,746,565)
Rendle [Member] | Change in Fair Value of Equity Vested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(39,637)	(395,494)	(176,841)
Rendle [Member] | Value of Dividends Accrued or Paid on Stock Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			492,341	221,287	129,531
Dorer [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					3,366,210
PEO Actually Paid Compensation Amount					(1,467,203)
Dorer [Member] | Value of Pension Benefits from SCT [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Dorer [Member] | Value of Equity from SCT [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(499,943)
Dorer [Member] | Value of Pension Benefits per CAP Definition [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Dorer [Member] | Fair Value of Equity Granted [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					423,508
Dorer [Member] | Fair Value of Equity Forfeited [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(2,444,751)
Dorer [Member] | Change in Fair Value of Unvested Equity [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					141,924
Dorer [Member] | Change in Fair Value of Equity Vested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(5,150,182)
Dorer [Member] | Value of Dividends Accrued or Paid on Stock Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ 251,279